UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [_] ; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
            New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:      Member
Phone:    212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            August 13, 2007

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:   $176,778


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Adobe Systems Inc                      Com         00724F101    9,515   237,000  Sh        Defined      02,03    237,000    0    0
Aquantive Inc                          Com         03839G105   14,400   225,700  Sh        Defined      02,03    225,700    0    0
BISYS Group Inc                        Com         055472104    1,385   117,100  Sh        Defined      02,03    117,100    0    0
Bank New York Inc                      Com         064057102    8,213   198,200  Sh        Defined      02,03    198,200    0    0
Bausch & Lomb Inc                      Com         071707103    4,861    70,000  Sh        Defined      02,03     70,000    0    0
Biomet Inc                             Com         090613100   24,707   540,400  Sh        Defined      02,03    540,400    0    0
Cablevision Systems Corp              CL A         12686C109    6,091   168,300  Sh        Defined      02,03    168,300    0    0
Cytyc Corp                             Com         232946103    9,708   225,200  Sh        Defined      02,03    225,200    0    0
Digene Corp                            Com         253752109    7,140   118,900  Sh        Defined      02,03    118,900    0    0
Enzon Pharmaceuticals Inc              Com         293904108    7,235   921,655  Sh        Defined      02,03    921,655    0    0
First Data Corp                        Com         319963104   16,564   507,000  Sh        Defined      02,03    507,000    0    0
First Republic Bank San Francisco      Com         336158100    6,450   120,200  Sh        Defined      02,03    120,200    0    0
Genesis Healthcare Corp                Com         37184D101    6,616    96,700  Sh        Defined      02,03     96,700    0    0
Harman International Industries Inc    Com         413086109    5,922    50,700  Sh        Defined      02,03     50,700    0    0
Intel Corp                             Com         458140100    5,057   213,000  Sh        Defined      02,03    213,000    0    0
PHH Corp                               Com         693320202    8,115   260,000  Sh        Defined      02,03    260,000    0    0
Radian Group Inc                       Com         750236101    5,762   106,700  Sh        Defined      02,03    106,700    0    0
Sears Holdings Corp                    Com         812350106    1,695    10,000  Sh        Defined      02,03     10,000    0    0
Sierra Health Services Inc             Com         826322109    9,784   235,300  Sh        Defined      02,03    235,300    0    0
TXU Corp                               Com         873168108   10,176   151,200  Sh        Defined      02,03    151,200    0    0
21st Century Insurance Group           Com         91030N103    7,382   337,700  Sh        Defined      02,03    337,700    0    0
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